Operating Segments (Tables)	3 Months Ended
Aug. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table shows the operations of the Company’s reportable segments for the three months ended August 31, 2018:

	Cannabis	Cannabis	Corporate
	Dispensary	Production	and
	Segment	Segment	Eliminations	Consolidated

Sales to unaffiliated customers	$776,707	$402,646	$-	$1,179,353
Intersegment sales	-	58,814	(58,814)	-
Net sales	$776,707	$461,460	$(58,814)	$1,179,353
Net income (loss)	$(204,044)	$4,022	$(16,456,918)	$(16,656,940)
Total assets(1)	$1,084,414	$361,845	$33,751,711	$35,197,970
Total liabilities	$698,867	$265,620	$5,347,695	$6,312,182
Property additions	$3,553	$-	$-	$3,553
Depreciation and amortization(2)	$22,043	$1,007	$25,411	$48,461

(1)      Total assets are the owned or allocated assets used by each business. Corporate assets consist of cash and cash equivalents, unallocated fixed assets of support divisions and common facilities, and certain other assets.

(2)      Corporate property additions and depreciation and amortization expense include items attributable to the unallocated fixed assets of support divisions and common facilities.